Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

16. Quarterly Financial Data (Unaudited)

Our quarterly results of operations are summarized as follows:

	For the Three Months Ended
	March 31	June 30	September 30	December 31

	(In thousands)
Year ended December 31, 2020:
Total revenue	$3,167,782	$3,148,531	$3,151,029	$3,260,287
Operating income (loss)	507,202	663,897	768,656	822,177
Net income (loss) attributable to DISH DBS	244,153	374,980	449,873	515,296

Year ended December 31, 2019:
Total revenue	$3,138,000	$3,166,599	$3,122,282	$3,196,012
Operating income (loss)	430,735	435,966	438,498	515,999
Net income (loss) attributable to DISH DBS	177,760	185,368	204,858	259,545